Schedule of Investments(a)
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.49%
Aerospace & Defense–1.79%
Raytheon Technologies Corp.	2,304,827	$200,404,708
Air Freight & Logistics–2.48%
United Parcel Service, Inc., Class B	1,453,237	278,091,432
Application Software–2.32%
Manhattan Associates, Inc.(b)	174,596	27,870,760
salesforce.com, inc.(b)	513,300	124,182,669
Workday, Inc., Class A(b)	459,806	107,778,526
		259,831,955
Automobile Manufacturers–1.16%
General Motors Co.(b)	2,284,252	129,836,884
Automotive Retail–1.89%
CarMax, Inc.(b)	859,564	115,138,598
O’Reilly Automotive, Inc.(b)	160,560	96,952,550
		212,091,148
Biotechnology–0.56%
Neurocrine Biosciences, Inc.(b)(c)	28,950	2,698,430
Seagen, Inc.(b)	391,100	59,990,829
		62,689,259
Building Products–0.11%
Carrier Global Corp.	221,922	12,261,191
Cable & Satellite–1.75%
Comcast Corp., Class A	3,324,607	195,586,630
Commodity Chemicals–0.48%
Valvoline, Inc.	1,743,990	53,505,613
Communications Equipment–1.50%
Motorola Solutions, Inc.	751,306	168,232,440
Construction Machinery & Heavy Trucks–0.97%
Caterpillar, Inc.	527,567	109,074,477
Construction Materials–1.17%
Vulcan Materials Co.	730,837	131,543,352
Consumer Finance–2.01%
Capital One Financial Corp.	1,392,111	225,104,349
Data Processing & Outsourced Services–3.02%
Fiserv, Inc.(b)	1,404,524	161,674,758
Mastercard, Inc., Class A	458,574	176,982,049
		338,656,807
Distillers & Vintners–1.42%
Constellation Brands, Inc., Class A	709,291	159,122,343
Diversified Banks–3.25%
JPMorgan Chase & Co.	2,399,274	364,161,808
Electric Utilities–1.48%
FirstEnergy Corp.	4,317,551	165,448,554
Shares		Value
Electrical Components & Equipment–1.21%
Hubbell, Inc.	295,846	$59,305,289
Rockwell Automation, Inc.(c)	246,891	75,899,231
		135,204,520
Environmental & Facilities Services–0.75%
Waste Connections, Inc.	666,629	84,455,228
Financial Exchanges & Data–1.68%
Intercontinental Exchange, Inc.	1,573,493	188,551,666
Food Distributors–0.90%
Sysco Corp.	1,356,670	100,664,914
General Merchandise Stores–1.43%
Target Corp.	613,187	160,072,466
Health Care Facilities–2.91%
HCA Healthcare, Inc.	1,199,652	297,753,627
Tenet Healthcare Corp.(b)	393,510	28,269,758
		326,023,385
Health Care Services–1.81%
CVS Health Corp.	2,465,825	203,085,347
Health Care Supplies–1.02%
Alcon, Inc. (Switzerland)(c)	304,543	22,170,730
Cooper Cos., Inc. (The)	219,470	92,565,862
		114,736,592
Home Improvement Retail–2.03%
Home Depot, Inc. (The)	693,380	227,560,382
Homebuilding–0.71%
D.R. Horton, Inc.	832,322	79,428,488
Hotels, Resorts & Cruise Lines–1.00%
Airbnb, Inc., Class A(b)	458,215	65,987,542
Booking Holdings, Inc.(b)	21,331	46,464,464
		112,452,006
Household Products–2.05%
Procter & Gamble Co. (The)	1,611,524	229,207,059
Industrial Machinery–1.82%
Otis Worldwide Corp.	2,282,287	204,378,801
Industrial REITs–2.67%
Prologis, Inc.	2,339,702	299,575,444
Integrated Telecommunication Services–1.73%
Verizon Communications, Inc.	3,479,248	194,072,453
Interactive Home Entertainment–0.89%
Zynga, Inc., Class A(b)(c)	9,862,614	99,612,401
Interactive Media & Services–4.44%
Facebook, Inc., Class A(b)	1,239,504	441,635,275
Snap, Inc., Class A(b)(c)	743,782	55,352,257
		496,987,532

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Shares		Value
Internet & Direct Marketing Retail–5.68%
Amazon.com, Inc.(b)	191,183	$636,178,639
Internet Services & Infrastructure–0.37%
Snowflake, Inc., Class A(b)	155,906	41,427,342
IT Consulting & Other Services–2.22%
Accenture PLC, Class A	574,243	182,425,516
Amdocs Ltd.	865,681	66,752,662
		249,178,178
Life Sciences Tools & Services–0.71%
Avantor, Inc.(b)	2,101,459	78,972,829
Managed Health Care–2.99%
UnitedHealth Group, Inc.	812,398	334,886,704
Movies & Entertainment–1.56%
Netflix, Inc.(b)	277,038	143,386,558
Warner Music Group Corp., Class A	835,681	31,580,385
		174,966,943
Oil & Gas Exploration & Production–0.45%
Cabot Oil & Gas Corp.	3,116,632	49,866,112
Oil & Gas Refining & Marketing–0.58%
Valero Energy Corp.	968,164	64,837,943
Oil & Gas Storage & Transportation–0.63%
Magellan Midstream Partners L.P.	1,501,338	69,962,351
Other Diversified Financial Services–1.94%
Equitable Holdings, Inc.	7,048,607	217,590,498
Packaged Foods & Meats–1.20%
a2 Milk Co. Ltd. (The) (New Zealand)(b)	1,192,928	5,145,992
Mondelez International, Inc., Class A	2,047,093	129,499,103
		134,645,095
Pharmaceuticals–4.35%
AstraZeneca PLC, ADR (United Kingdom)	4,032,386	230,813,775
Bayer AG (Germany)	418,955	24,986,535
Eli Lilly and Co.	949,755	231,265,342
		487,065,652
Property & Casualty Insurance–1.70%
Allstate Corp. (The)	780,930	101,559,947
Progressive Corp. (The)	929,138	88,416,772
		189,976,719
Railroads–1.11%
Union Pacific Corp.	570,344	124,768,453
Regional Banks–0.54%
CIT Group, Inc.	1,246,923	60,151,566
Shares		Value
Semiconductor Equipment–2.18%
Applied Materials, Inc.	1,743,436	$243,958,999
Semiconductors–3.23%
Advanced Micro Devices, Inc.(b)	679,590	72,165,662
QUALCOMM, Inc.	1,929,869	289,094,376
		361,260,038
Systems Software–8.80%
Microsoft Corp.	2,869,467	817,539,843
ServiceNow, Inc.(b)	106,241	62,458,021
VMware, Inc., Class A(b)(c)	689,897	106,064,765
		986,062,629
Technology Hardware, Storage & Peripherals–1.81%
Apple, Inc.	1,387,441	202,372,144
Thrifts & Mortgage Finance–0.55%
Rocket Cos., Inc., Class A	3,593,889	61,958,646
Water Utilities–0.48%
American Water Works Co., Inc.	314,942	53,574,784
Total Common Stocks & Other Equity Interests (Cost $7,093,697,442)		11,145,373,898
Money Market Funds–0.60%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	23,814,453	23,814,453
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	16,332,165	16,338,698
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	27,216,518	27,216,518
Total Money Market Funds (Cost $67,369,669)		67,369,669
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $7,161,067,111)		11,212,743,567
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.84%
Invesco Private Government Fund, 0.02%(d)(e)(f)	62,010,101	62,010,101
Invesco Private Prime Fund, 0.12%(d)(e)(f)	144,632,386	144,690,240
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $206,700,341)		206,700,341
TOTAL INVESTMENTS IN SECURITIES–101.93% (Cost $7,367,767,452)		11,419,443,908
OTHER ASSETS LESS LIABILITIES—(1.93)%		(216,742,541)
NET ASSETS–100.00%		$11,202,701,367
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,179,194	$332,407,595	$(324,772,336)	$-	$-	$23,814,453	$2,811
Invesco Liquid Assets Portfolio, Institutional Class	6,348,183	236,682,177	(226,692,144)	635	(153)	16,338,698	1,945
Invesco Treasury Portfolio, Institutional Class	18,490,508	379,894,394	(371,168,384)	-	-	27,216,518	1,367
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,425,342	386,043,584	(363,458,825)	-	-	62,010,101	4,320*
Invesco Private Prime Fund	59,138,012	660,344,396	(574,792,168)	-	-	144,690,240	57,437*
Total	$139,581,239	$1,995,372,146	$(1,860,883,857)	$635	$(153)	$274,070,010	$67,880

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$11,115,241,371	$30,132,527	$—	$11,145,373,898
Money Market Funds	67,369,669	206,700,341	—	274,070,010
Total Investments	$11,182,611,040	$236,832,868	$—	$11,419,443,908
Invesco Main Street Fund®